MAJOR CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2020
MAJOR CUSTOMERS
Schedule of details of customers accounting for 10% or more of total net revenues

	Years Ended December 31,
	2018	2019		2020
	$	$		$
Company A	718,341	—	(1)	—	(1)